Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 291,632	$ 294,893
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	25,651	16,248
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	322,951	279,860
Non USD Non CAD [Member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 32,254	$ 36,680